UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10635

          BlackRock Strategic Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Bond Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Strategic Bond Trust (BHD)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—116.0%
			Corporate Bonds—109.8%
			Aerospace & Defense—7.3%
NR	$ 250	[2]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$ 252,500
B	80		Argo-Tech Corp., 9.25%, 6/01/11	82,600
B	1,164		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,204,740
B	80		DRS Technologies, Inc., 7.625%, 2/01/18	80,300
A-	2,000		Lockheed Martin Corp., 8.50%, 12/01/29	2,555,763
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,059,005
BBB	650		Raytheon Co., 4.85%, 1/15/11	630,730
BB	50		Sequa Corp., 9.00%, 8/01/09	52,625
A+	1,000		United Technologies Corp., 6.35%, 3/01/11	1,032,657

			Total Aerospace & Defense	6,950,920

			Automotive—2.4%
			Autonation, Inc.,
BB+	110	[3]	7.00%, 4/15/14	108,075
BB+	110	[3,4]	7.507%, 4/15/13	110,825
BB-	20	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	20,100
A3	1,000	[5]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,050,110
Caa3	35		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	26,863
B	145		Lear Corp., Ser. B, 8.11%, 5/15/09	141,556
CCC+	310		Metaldyne Corp., 11.00%, 11/01/13	297,600
BB-	492		TRW Automotive, Inc., 9.375%, 2/15/13	522,750

			Total Automotive	2,277,879

			Basic Materials—5.0%
			Abitibi-Consolidated, Inc. (Canada)
B+	230		6.00%, 6/20/13	187,450
B+	30		8.375%, 4/01/15	27,375
B+	320		AK Steel Corp., 7.75%, 6/15/12	316,000
B	80	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	81,600
BB-	60	[4]	Bowater, Inc., 8.329%, 3/15/10	61,050
BB+	20		Chemtura Corp., 6.875%, 6/01/16	19,400
			Domtar, Inc. (Canada)
B+	40		7.125%, 8/15/15	35,450
B+	140		7.875%, 10/15/11	134,050
B+	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	121,050
			Huntsman LLC,
Ba3	50		11.625%, 10/15/10	55,125
B2	99		12.00%, 7/15/12	110,385
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	74,638
B2	595	[3]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	557,069
CCC+	1,155		Innophos, Inc., 8.875%, 8/15/14	1,157,887
			Lyondell Chemical Co.,
BB-	177		9.50%, 12/15/08	181,425
BB-	130		10.50%, 6/01/13	142,350
BB	150		Millennium America, Inc., 9.25%, 6/15/08	152,250
B-	55		Nalco Co., 8.875%, 11/15/13	55,825
B3	280		NewPage Corp., 10.00%, 5/01/12	290,500
			Nova Chemicals Corp. (Canada)
BB	40		6.50%, 1/15/12	37,200
BB	475	[4]	8.405%, 11/15/13	480,937
			Rhodia SA (France)
B-	235		8.875%, 6/01/11	239,406
B-	20		10.25%, 6/01/10	21,700
BBB	169		Weyerhaeuser Co., 6.125%, 3/15/07	169,296

			Total Basic Materials	4,709,418

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—2.6%
BB+	$1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	$ 1,005,000
B2	150	[3]	Compression Polymers Corp., 10.50%, 7/01/13	153,750
B	595		ERICO Intl. Corp., 8.875%, 3/01/12	609,875
B-	465		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	432,450
			North American Energy Partners, Inc. (Canada)
Caa1	75		8.75%, 12/01/11	74,625
B3	200		9.00%, 6/01/10	206,000

			Total Building & Development	2,481,700

			Conglomerates—0.4%
A+	325		Honeywell Intl., Inc., 7.50%, 3/01/10	345,708

			Consumer Products—6.8%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	87,525
CCC+	225	[4]	Ames True Temper, Inc., 9.507%, 1/15/12	221,625
B3	120	[3]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	120,300
B-	215		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	188,662
BBB+	1,000		General Mills, Inc., 5.125%, 2/15/07	997,088
B	320		Gold Kist, Inc., 10.25%, 3/15/14	335,200
B-	480	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	441,600
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	360,050
B	270	[4]	Levi Strauss & Co., 10.258%, 4/01/12	277,425
B3	30	[3,4]	Nutro Products, Inc., 9.23%, 10/15/13	30,750
B	500		Pantry, Inc., 7.75%, 2/15/14	497,500
			Quebecor World Capital Corp. (Canada)
BB-	30		6.125%, 11/15/13	24,737
BB-	230	[3]	8.75%, 3/15/16	211,317
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	92,500
BB+	200	[3]	Reynolds American, Inc., 7.625%, 6/01/16	203,000
B	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,393,000
CCC	195		Spectrum Brands, Inc., 7.375%, 2/01/15	146,738
			United Rentals NA, Inc.,
B	875		7.00%, 2/15/14	807,187
B	25		7.75%, 11/15/13	23,875

			Total Consumer Products	6,460,079

			Containers & Packaging—1.5%
B+	400	[3]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	398,000
CCC+	55		Graham Packaging Co., Inc., 8.50%, 10/15/12	53,487
B-	70	[3]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	69,825
CCC+	565	[3]	Pregis Corp., 12.375%, 10/15/13	587,600
B+	301		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	311,159

			Total Containers & Packaging	1,420,071

			Ecological Services & Equipment—2.5%
BB-	265		Allied Waste NA, Inc., Ser. B, 5.75%, 2/15/11	250,756
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,575,000
CCC	550		Waste Services, Inc., 9.50%, 4/15/14	562,375

			Total Ecological Services & Equipment	2,388,131

			Energy—13.8%
			ANR Pipeline Co.,
Ba2	185		7.375%, 2/15/24	183,150
Ba2	655		9.625%, 11/01/21	781,087
B2	245		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	255,106
B	130	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	130,000
			Chesapeake Energy Corp.,
BB	130		6.375%, 6/15/15	122,200
BB	20		6.875%, 11/15/20	18,750
BB-	35		ChipPAC, Inc., 2.50%, 6/01/08	33,641
			CMS Energy Corp.,
BB-	95		7.50%, 1/15/09	96,544
BB-	85		8.50%, 4/15/11	89,356
BB-	120		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	117,300
B	450		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	429,750
A1	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,109,546

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
BBB+	$1,000	[5]	Dominion Resources, Inc., 5.70%, 9/17/12	$ 989,740
B3	470		Dresser, Inc., 9.375%, 4/15/11	479,400
BBB	250		DTE Energy Co., 7.05%, 6/01/11	261,671
B	40		Dynegy Danskammer LLC, Ser. A, 7.27%, 11/08/10	39,850
B+	150	[3]	Edison Mission Energy, 7.50%, 6/15/13	147,937
			El Paso Corp.,
B	165		7.75%, 1/15/32	164,794
B	205		7.80%, 8/01/31	202,694
B	165	[3]	9.625%, 5/15/12	181,087
B	100	[3]	10.75%, 10/01/10	110,250
Ba2	175		El Paso Natural Gas Co., 8.875%, 6/15/32	191,187
B+	33		Elwood Energy LLC, 8.159%, 7/05/26	35,601
			Encore Acquisition Co.,
B	30		6.00%, 7/15/15	27,300
B	40		7.25%, 12/01/17	38,300
B-	215		Exco Resources, Inc., 7.25%, 1/15/11	209,625
BBB-	1,075		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,176,629
BB+	60		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	56,250
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	100	[3]	7.75%, 11/01/15	97,500
B	97	[3]	10.50%, 9/01/10	105,124
B-	195		KCS Energy, Inc., 7.125%, 4/01/12	186,225
			Midwest Generation LLC,
Ba3	370		8.75%, 5/01/34	393,125
B+	426		Ser. B, 8.56%, 1/02/16	447,036
			Mirant Americas Generation LLC,
B3	80		8.30%, 5/01/11	78,000
B3	110		8.50%, 10/01/21	101,475
B3	195		9.125%, 5/01/31	187,200
B2	120		Mission Energy Holdings Co., 13.50%, 7/15/08	134,100
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	48,938
B+	285		7.375%, 2/01/16	278,587
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	264,038
B-	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	159,950
B+	115	[3]	Pogo Producing Co., 7.875%, 5/01/13	116,438
Baa2	1,000		Progress Energy, Inc., 7.75%, 3/01/31	1,150,290
			Reliant Energy, Inc.,
BB-	285		6.75%, 12/15/14	267,544
BB-	130		9.25%, 7/15/10	132,925
B	190	[3,4]	Stone Energy Corp., 8.24%, 7/15/10	190,000
B-	400	[3]	Targa Resources, Inc., 8.50%, 11/01/13	390,000
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	29,400
B	330		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	326,700
			Williams Cos., Inc.,
BB+	100		7.125%, 9/01/11	100,500
BB+	210		8.75%, 3/15/32	227,325

			Total Energy	13,091,165

			Entertainment & Leisure—4.0%
B3	200		AMC Entertainment, Inc., 11.00%, 2/01/16	216,000
B3	250	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	263,125
BB	100		MGM Mirage, 6.00%, 10/01/09	97,000
B	100	[3]	Pokagon Gaming Authority, 10.375%, 6/15/14	104,750
B	55		Poster Financial Group, Inc., 8.75%, 12/01/11	56,787
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,075,000
BBB-	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,616,250
B+	70	[3]	San Pasqual Casino, 8.00%, 9/15/13	70,175
BB	190		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	185,250
B+	140		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	135,100

			Total Entertainment & Leisure	3,819,437

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—20.7%
AA	$ 185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	$ 184,750
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB	230		7.125%, 2/15/13	224,825
BB	860		8.125%, 6/01/11	872,900
Aa3	650	[3,4,5]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	722,621
B	190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	204,725
B2	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (Cayman Islands)	2,025,000
Ba3	495		Crum & Forster Holdings Corp., 10.375%, 6/15/13	504,900
Ba2	110		E*Trade Financial Corp., 7.375%, 9/15/13	110,275
			Fairfax Financial Holdings Ltd. (Canada)
Ba3	300		6.875%, 4/15/08	293,625
Ba3	130		7.75%, 4/26/12	115,700
			Ford Motor Credit Co.,
BB	1,600	[4]	7.077%, 1/15/10	1,464,348
BB	75		7.25%, 10/25/11	68,123
AAA	2,000	[5]	General Electric Capital Corp., 3.45%, 7/16/07	1,963,000
BB	330		General Motors Acceptance Corp., 6.875%, 8/28/12	317,383
AA	1,500	[5]	HSBC Bank, Inc., 3.875%, 9/15/09	1,434,762
			iPayment, Inc.,
CCC+	130	[3]	9.75%, 5/15/14	129,675
NR	690	[2,3,4]	12.75%, 7/15/14	683,100
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	219,938
A	325	[5]	MetLife, Inc., 6.125%, 12/01/11	332,867
B2	565	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	548,756
			Rainbow National Services LLC,
B2	210	[3]	8.75%, 9/01/12	222,075
B3	2,245	[3]	10.375%, 9/01/14	2,508,787
Caa1	605		Standard Aero Holdings, Inc., 8.25%, 9/01/14	584,581
AA+	805	[6]	Structured Asset Receivable Trust, 1.649%, 1/21/10	805,054
AAA	1,000	[3,5]	TIAA Global Markets, Inc., 3.875%, 1/22/08	978,114
B-	504		Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	51,375
Aa1	2,000	[5]	Wells Fargo & Co., 3.50%, 4/04/08	1,940,191
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,918

			Total Financial Institutions	19,567,368

			Health Care—6.7%
B	355	[3]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	343,463
			Healthsouth Corp.,
B3	660	[3]	10.75%, 6/15/16	624,525
B3	325	[3,4]	11.418%, 6/15/14	313,625
AA	1,000		Merck & Co., Inc., 4.375%, 2/15/13	927,742
B-	60		Select Medical Corp., 7.625%, 2/01/15	51,000
B	300		Tenet Healthcare Corp., 6.875%, 11/15/31	222,375
Ba3	1,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	1,597,500
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	298,700
A-	1,000		WellPoint, Inc., 5.95%, 12/15/34	939,530
A	1,000		Wyeth, 6.50%, 2/01/34	1,036,004

			Total Health Care	6,354,464

			Industrials—2.4%
Caa1	125		NationsRent Cos., Inc., 9.50%, 5/01/15	145,313
CCC+	700		Park-Ohio Industries, Inc., 8.375%, 11/15/14	628,250
CCC+	200		Polypore, Inc., 8.75%, 5/15/12	192,500
			RBS Global, Inc./Rexnord Corp.,
B3	350	[3]	9.50%, 8/01/14	350,875
CCC+	175	[3]	11.75%, 8/01/16	179,375
B3	350	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	365,750
Caa1	440		Trimas Corp., 9.875%, 6/15/12	405,900

			Total Industrials	2,267,963

			Media—14.0%
NR	1,000	[7]	Adelphia Communications Corp., Ser. B, 10.50%, 7/15/04	570,000
B-	435	[3]	Affinion Group, Inc., 10.125%, 10/15/13	444,788
CCC	385		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	356,125
BBB	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,084,739
B3	120	[4]	Cablevision Systems Corp., Ser. B, 9.62%, 4/01/09	127,500

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
Caa1	$ 105		CCH II LLC/CCH II Capital Corp., Ser. B, 10.25%, 9/15/10	$ 105,919
Caa1	315		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	318,938
B3	440	[3]	CMP Susquehanna Corp., 9.875%, 5/15/14	402,600
BBB+	1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,033,059
BB-	200		CSC Holdings, Inc., 7.875%, 12/15/07	203,000
			Echostar DBS Corp.,
BB-	550		5.75%, 10/01/08	545,187
BB-	45	[3]	7.125%, 2/01/16	44,100
BB-	200	[4]	8.758%, 10/01/08	202,500
B2	90		Emmis Operating Co., 6.875%, 5/15/12	88,875
B1	165		LIN Television Corp., 6.50%, 5/15/13	151,800
B	130		Medianews Group, Inc., 6.875%, 10/01/13	118,950
B2	365	[3]	Network Communications, Inc., 10.75%, 12/01/13	369,106
BBB	1,500	[5]	News America, Inc., 6.20%, 12/15/34	1,377,731
B3	560		Nexstar Finance, Inc., 7.00%, 1/15/14	505,400
B2	500	[3,4]	Paxson Communications Corp., 8.757%, 1/15/12	502,500
			Primedia, Inc.,
B2	210		8.00%, 5/15/13	184,013
B2	270	[4]	10.78%, 5/15/10	274,050
B	990		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	992,475
B	70		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	61,751
Caa1	200		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	189,000
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,083,972
CCC+	75	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	74,156
			Vertis, Inc.,
B3	445		9.75%, 4/01/09	449,450
Caa3	110	[3]	13.50%, 12/07/09	89,650
CCC	370		Ser. B, 10.875%, 6/15/09	367,225
BBB	85		Viacom, Inc., 6.625%, 5/15/11	87,308
Caa2	980		Young Broadcasting, Inc., 10.00%, 3/01/11	889,350

			Total Media	13,295,217

			Real Estate—0.6%
A	500		ERP Operating LP, 6.95%, 3/02/11	524,418

			Technology—5.0%
			Amkor Technology, Inc.,
CCC	70		5.00%, 3/15/07	68,583
CCC+	690		9.25%, 6/01/16	634,800
B+	565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	556,525
B+	100	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	107,375
B-	20		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.00%, 12/15/14 (Luxembourg)	13,450
B2	140	[3]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	134,400
CCC+	295	[3]	SS&C Technologies, Inc., 11.75%, 12/01/13	306,063
BB	25		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	24,313
			Sungard Data Systems, Inc.,
B-	160		9.125%, 8/15/13	163,200
B-	410	[4]	9.973%, 8/15/13	428,450
B-	580		10.25%, 8/15/15	587,975
B	1,120		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	1,128,400
			UGS Corp.,
B-	410		10.00%, 6/01/12	442,287
B-	130	[3]	10.38%, 6/01/11	129,025

			Total Technology	4,724,846

			Telecommunications—12.2%
BB-	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	188,813
B3	130	[4]	Hawaiian Telcom Communications, Inc., Ser. B, 10.789%, 5/01/13	131,950
			Intelsat Ltd. (Bermuda)
BB-	240		8.625%, 1/15/15	239,400
BB-	300	[3]	9.25%, 6/15/16	306,000
BB-	295	[4]	10.484%, 1/15/12	299,794
B	850	[3,4]	11.64%, 6/15/13	864,875
			Lucent Technologies, Inc.,
B1	25		6.45%, 3/15/29	21,281
B1	905		6.50%, 1/15/28	760,200

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
B+	$ 500	[3]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	$ 516,250
B-	160		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	123,600
B-	545	[3,4]	Nortel Networks Ltd., 9.73%, 7/15/11 (Canada)	550,450
			PanAmSat Corp.,
B	125		9.00%, 8/15/14	126,563
B	270	[3]	9.00%, 6/15/16	272,700
			Qwest Corp.,
BB+	200		7.875%, 9/01/11	205,500
BB+	340	[4]	8.579%, 6/15/13	363,800
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	86,275
A2	1,500	[5]	SBC Communications, Inc., 6.45%, 6/15/34	1,437,347
BBB+	1,000		Telecom Italia Capital SA, 4.95%, 9/30/14 (Luxembourg)	909,727
A+	2,000	[5]	Verizon New England, Inc., 6.50%, 9/15/11	2,024,437
A-	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,063,387
B+	250	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	267,812
			Windstream Corp.,
BB+	360	[3]	8.125%, 8/01/13	373,500
BB+	420	[3]	8.625%, 8/01/16	436,275

			Total Telecommunications	11,569,936

			Transportation—1.9%
BB-	125		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	122,500
A-	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	550,279
B	475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	446,500
BB-	275	[3]	Hertz Corp., 8.875%, 1/01/14	287,375
B3	39		Horizon Lines LLC, 9.00%, 11/01/12	39,682
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	309,000

			Total Transportation	1,755,336

			Total Corporate Bonds	104,004,056

			U.S. Government and Agency Securities—4.1%
	410	[5]	U.S. Treasury Bonds, 5.375%, 2/15/31	424,222
			U.S. Treasury Notes,
	933	[5]	2.625%, 11/15/06	926,148
	810	[5]	4.125%, 8/15/10	786,966
	1,075	[5]	4.25%, 8/15/13-8/15/15	1,030,785
	710	[5]	4.75%, 5/15/14	700,903

			Total U.S. Government and Agency Securities	3,869,024

			Foreign Government Bond—1.2%
Baa1	1,000		United Mexican States, 8.125%, 12/30/19	1,166,000

			Supranational—0.9%
AAA	850	[5]	European Investment Bank, 4.875%, 9/06/06 (Luxembourg)	849,459

	Shares

			Common Stocks—0.0%
	947		Critical Care Systems Intl., Inc.	4,482

			Preferred Security—0.0%
	50,000		Superior Essex Holding Corp., Ser. A, 9.50%	40,000

			Total investments—116.0% (cost $111,785,8458)	$109,933,021
			Liabilities in excess of other assets (including $17,332,780 in reverse repurchase agreements payable)—(16.0)%	(15,190,748)

			Net Assets—100%	$ 94,742,273

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Service or Fitch’s rating.
[2]	Security is fair valued.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 20.7% of its net assets, with a current market value of $19,634,688, in securities restricted as to resale.
[4]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[6]	Illiquid security. As of July 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $805,054 in these securities.
[7]	Issuer is in default and/or bankruptcy.
[8]	Cost for Federal income tax purposes is $111,849,746. The net unrealized depreciation on a tax basis is $1,916,725, consisting of $1,489,683 gross unrealized appreciation and $3,406,408 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006